Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2021
Related Party Transactions
Schedule of key management compensation

	2021	2020
	$	$
Short-term compensation	1,472	1,098
Share-based compensation	497	43
Total	1,969	1,141